Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, Net [Abstract]
Schedule of accounts receivable
	As of December 31,
	2021	2020
Accounts receivable	$12,606,059	$14,027,362
Less: allowance for doubtful accounts	(5,744,387)	(1,808,889)
Accounts receivable, net	$6,861,672	$12,218,473

Schedule of movement of allowance of doubtful accounts
	As of December 31,
	2021	2020	2019
Balance at beginning of the year	$1,808,889	$194,375	$43,129
Current year addition	3,890,827	1,514,559	151,246
Write-off	(43,401)	-	-
Foreign currency translation adjustments	88,072	99,955	-
Balance at end of the year	$5,744,387	$1,808,889	$194,375